LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.09%
INVESTMENT COMPANIES–97.09%
Equity Funds–39.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	2,311,417	$28,703,179
LVIP Delaware Mid Cap Value Fund	2,966,175	129,452,755
LVIP Delaware U.S. Growth Fund	3,992,975	47,208,938
LVIP Delaware Value Fund	10,482,113	287,534,830
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	17,398,105	241,294,322
LVIP SSGA Mid-Cap Index Fund	7,416,888	100,090,905
LVIP SSGA Nasdaq-100 Index Fund	1,453,743	18,795,445
LVIP SSGA S&P 500 Index Fund	18,965,709	554,291,816
LVIP SSGA Small-Cap Index Fund	5,007,662	163,695,451
LVIP T. Rowe Price Growth Stock Fund	3,746,582	216,219,000
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,985,796	127,485,701
		1,914,772,342
Fixed Income Funds–37.52%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	12,403,849	113,718,490
LVIP Delaware Bond Fund	64,640,275	752,929,925
LVIP JPMorgan Core Bond Fund	60,368,159	593,177,533
LVIP JPMorgan High Yield Fund	9,835,125	96,748,120
LVIP PIMCO Low Duration Bond Fund	2,461,527	23,079,275
LVIP SSGA Bond Index Fund	19,732,524	195,845,305
LVIP SSGA Short-Term Bond Index Fund	2,498,938	24,844,437
		1,800,343,085
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	6,251,354	$46,178,755
		46,178,755
International Equity Funds–18.71%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,407,274	48,663,244
LVIP Franklin Templeton Multi-Factor International Equity Fund	8,459,655	72,338,511
LVIP Loomis Sayles Global Growth Fund	5,638,078	91,162,077
LVIP MFS International Growth Fund	8,844,030	177,950,736
LVIP Mondrian International Value Fund	13,198,755	223,771,693
LVIP SSGA Emerging Markets Equity Index Fund	11,469,898	117,256,772
LVIP SSGA International Index Fund	15,116,722	166,918,842
		898,061,875
Total Affiliated Investments (Cost $3,662,653,083)		4,659,356,057

UNAFFILIATED INVESTMENT–2.78%
INVESTMENT COMPANY–2.78%
Money Market Fund–2.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	133,604,952	133,604,952
Total Unaffiliated Investment (Cost $133,604,952)		133,604,952

TOTAL INVESTMENTS–99.87% (Cost $3,796,258,035)	4,792,961,009
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	6,008,821
NET ASSETS APPLICABLE TO 359,768,440 SHARES OUTSTANDING–100.00%	$4,798,969,830

✧✧Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
31	Australian Dollar	$2,025,230	$2,053,310	6/17/24	$—	$(28,080)
66	British Pound	5,208,637	5,277,784	6/17/24	—	(69,147)
95	Euro	12,850,531	13,030,988	6/17/24	—	(180,457)
75	Japanese Yen	6,267,656	6,460,372	6/17/24	—	(192,716)
4	Swedish Krona	749,920	783,323	6/17/24	—	(33,403)
					—	(503,803)
Equity Contracts:
199	E-mini MSCI Emerging Markets Index	10,437,550	10,441,994	6/21/24	—	(4,444)
95	E-mini Russell 2000 Index	10,193,025	10,017,206	6/21/24	175,819	—
240	E-mini S&P 500 Index	63,702,000	62,294,602	6/21/24	1,407,398	—
85	E-mini S&P MidCap 400 Index	26,157,900	25,382,769	6/21/24	775,131	—
256	Euro STOXX 50 Index	13,933,562	13,512,545	6/21/24	421,017	—
56	FTSE 100 Index	5,645,949	5,502,150	6/21/24	143,799	—
36	OMXS 30 Index	849,047	833,532	4/19/24	15,515	—
17	SPI 200 Index	2,202,040	2,142,229	6/20/24	59,811	—
39	TOPIX Index	7,136,346	6,905,803	6/13/24	230,543	—
					3,229,033	(4,444)
Total Futures Contracts					$3,229,033	$(508,247)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$4,659,356,057	$—	$—	$4,659,356,057
Unaffiliated Investment Company	133,604,952	—	—	133,604,952
Total Investments	$4,792,961,009	$—	$—	$4,792,961,009
Derivatives:
Assets:
Futures Contracts	$3,229,033	$—	$—	$3,229,033
Liabilities:
Futures Contracts	$(508,247)	$—	$—	$(508,247)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/24	Number of Shares 03/31/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.09%@
Equity Funds-39.90%@
✧✧LVIP Channing Small Cap Value Fund	$28,272,038	$—	$2,043,702	$239,739	$2,235,104	$28,703,179	2,311,417	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	127,113,431	—	8,725,813	740,111	10,325,026	129,452,755	2,966,175	—	—
✧✧LVIP Delaware U.S. Growth Fund	34,485,707	9,554,762	1,358,158	89,141	4,437,486	47,208,938	3,992,975	—	—
✧✧LVIP Delaware Value Fund	267,957,487	5,803,770	9,319,426	117,485	22,975,514	287,534,830	10,482,113	—	—
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	230,737,980	—	17,155,937	1,851,297	25,860,982	241,294,322	17,398,105	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	97,992,448	—	7,010,109	622,316	8,486,250	100,090,905	7,416,888	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	18,468,409	—	1,204,870	235,661	1,296,245	18,795,445	1,453,743	—	—
✧✧LVIP SSGA S&P 500 Index Fund	537,995,431	—	38,056,499	23,641,813	30,711,071	554,291,816	18,965,709	—	—
✧✧LVIP SSGA Small-Cap Index Fund	167,083,558	—	11,186,630	1,080,192	6,718,331	163,695,451	5,007,662	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	207,056,594	—	16,781,897	5,530,976	20,413,327	216,219,000	3,746,582	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	126,605,674	—	12,344,460	2,705,445	10,519,042	127,485,701	3,985,796	—	—
Fixed Income Funds-37.52%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	110,863,472	6,421,890	3,956,893	(240,406)	630,427	113,718,490	12,403,849	—	—
✧✧LVIP Delaware Bond Fund	755,225,286	28,685,282	26,131,318	(4,630,048)	(219,277)	752,929,925	64,640,275	—	—
✧✧LVIP JPMorgan Core Bond Fund	592,602,223	23,872,445	20,591,670	232,963	(2,938,428)	593,177,533	60,368,159	—	—
✧✧LVIP JPMorgan High Yield Fund	96,513,003	2,528,186	3,355,444	(260,845)	1,323,220	96,748,120	9,835,125	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	44,549,723	—	21,777,225	171,630	135,147	23,079,275	2,461,527	—	—
✧✧LVIP SSGA Bond Index Fund	195,602,604	8,543,372	6,805,856	(858,981)	(635,834)	195,845,305	19,732,524	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	24,281,985	1,262,983	870,517	(8,464)	178,450	24,844,437	2,498,938	—	—
Global Equity Fund-0.96%@
✧✧LVIP BlackRock Real Estate Fund	48,504,694	85,852	1,582,756	(155,089)	(673,946)	46,178,755	6,251,354	—	—
International Equity Funds-18.71%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	47,693,389	944,885	1,661,895	(221,992)	1,908,857	48,663,244	6,407,274	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	72,008,073	—	3,982,472	324,386	3,988,524	72,338,511	8,459,655	—	—
✧✧LVIP Loomis Sayles Global Growth Fund	93,623,952	—	8,565,938	2,228,448	3,875,615	91,162,077	5,638,078	—	—
✧✧LVIP MFS International Growth Fund	174,197,264	1,724,607	6,035,430	227,769	7,836,526	177,950,736	8,844,030	—	—
✧✧LVIP Mondrian International Value Fund	212,395,920	14,030,815	7,435,943	86,899	4,694,002	223,771,693	13,198,755	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	132,332,471	—	17,378,574	(56,711)	2,359,586	117,256,772	11,469,898	—	—
✧✧LVIP SSGA International Index Fund	165,902,999	—	7,854,970	336,155	8,534,658	166,918,842	15,116,722	—	—
Total	$4,610,065,815	$103,458,849	$263,174,402	$34,029,890	$174,975,905	$4,659,356,057		$—	$—

@ As a percentage of Net Assets as of March 31, 2024.
✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–4